Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
E-House Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2011
Average risk-free rate of return	2.54%
Contractual life of option	10 years
Average estimated volatility rate	77.02%
Average dividend yield	4.11%

Summary of share option activity

			Weighted
		Weighted	average	Aggregate
		Average	remaining	Intrinsic
	Number of	exercise	contractual	value of
	options	Price	term	options
		$		$
Outstanding, as of January 1, 2011	1,442,075	5.38
Granted	1,994,000	5.31
Exercised	(81,495)	5.37
Forfeited	(22,506)	5.37
Outstanding, as of December 31, 2011	3,332,074	5.34	8.25	—
Vested and expected to vest as of December 31, 2011	3,227,538	5.34	8.20	—
Exercisable as of December 31, 2011	1,338,074	5.38	5.97	—

Summary of restricted share activity

		Weighted average
	Number of restricted shares	grant-date fair value
		$
Unvested as of January 1, 2011	1,583,035	15.90
Granted	28,000	11.57
Vested	(630,603)	16.21
Forfeited	(61,336)	15.96

Unvested as of December 31, 2011	919,096	15.56

CRIC Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

	2009	2011
Average risk-free rate of return	3.22%	3.22%
Contractual life of option	10 years	10 years
Average estimated volatility rate	71.79%	70.35%
Average dividend yield	0.00%	0.00%

Summary of share option activity

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value of
	Options	price	term	options
		$		$
Outstanding as of January 1, 2011	10,436,029	3.24
Granted	8,361,000	4.84
Exercised	(702,201)	0.99
Forfeited	(791,763)	3.56
Outstanding as of December 31, 2011	17,303,065	4.09	7.80	—
Vested and expected to vest as of December 31, 2011	16,844,275	4.08	7.77	—
Exercisable as of December 31, 2011	6,189,716	3.41	6.34	3,951,697

Summary of restricted share activity
		Weighted average
	Number of restricted shares	grant-date fair value
		$
Unvested as of January 1, 2011	225,000	2.59
Vested	(75,000)	2.59
Forfeited	—	—
Unvested as of December 31, 2011	150,000	2.59

Options Replacement Program
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2009
Average risk-free rate of return	2.47%
Contractual life of option	5.2 years
Average estimated volatility rate	63.18%
Average dividend yield	0.00%